Offerings - Offering: 1	Aug. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	3,090,000
Proposed Maximum Offering Price per Unit	39.69
Maximum Aggregate Offering Price	$ 122,642,100.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 18,101.97
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the La-Z-Boy Incorporated 2024 Omnibus Incentive Plan (the ''2024 Plan'') by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock, as applicable. (2) Amount of Registration Fee estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $39.69 per share, the average of the high and low prices of the Registrant's Common Stock on August 22, 2024 as reported on the New York Stock Exchange. (3) Amount registered represents shares of the Registrant's Common Stock which shall become available for issuance under the 2024 Plan.